Schedule I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 42,519	$ 31,770	$ 39,126	$ 26,326
Prepaid expenses and other receivables	3,772	3,883
Total current assets	71,280	55,158
Long-term assets
Accumulated earnings of joint ventures	35,708	9,690
Total long-term assets	932,728	926,652
Total assets	1,004,008	981,810
Current liabilities
Current portion of long-term debt	46,385	59,119
Trade payables	3,890	467
Amounts due to owners and affiliates	3,655	2,600
Derivative instruments	5,239	6,945
Accrued liabilities and other payables	16,105	7,232
Total current liabilities	76,209	77,808
Long-term liabilities
Long-term debt	339,687	355,470
Loans and promissory notes due to owners and affiliates	24,942	18,465
Derivative instruments	7,631	19,530
Total long-term liabilities	397,279	410,687
Total liabilities	473,488	488,495
Total partners' capital	530,520	493,315
Total equity	530,520	493,315	$ 501,510	$ 520,437
Total liabilities and equity	1,004,008	981,810
Parent Company | Reportable Legal Entities
Current assets
Cash	18,459	2,058
Current portion of long-term loans to subsidiaries	31,547	26,717
Promissory note from subsidiaries	123,248	123,248
Prepaid expenses and other receivables	410	1,097
Total current assets	173,664	153,120
Long-term assets
Accumulated earnings of joint ventures	35,708	9,690
Loans to subsidiaries	212,980	237,489
Investments in subsidiaries	457,097	455,582
Total long-term assets	705,785	702,761
Total assets	879,449	855,881
Current liabilities
Current portion of long-term debt	25,597	25,597
Trade payables	374	86
Amounts due to owners and affiliates	717	732
Derivative instruments	3,900	4,699
Accrued liabilities and other payables	2,805	2,860
Total current liabilities	33,393	33,974
Long-term liabilities
Long-term debt	284,101	294,032
Loans and promissory notes due to owners and affiliates	24,942	18,465
Derivative instruments	6,493	16,095
Total long-term liabilities	315,536	328,592
Total liabilities	348,929	362,566
Total partners' capital	530,520	493,315
Total liabilities and equity	$ 879,449	$ 855,881